Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of Detailed Information about Unrecognized Tax Losses Explanatory

The major deferred tax assets (liabilities) recognized and movements thereon during the years ended December 31, 2021, 2022 and 2023 are as follows:

	Accelerated tax depreciation	Accrual	Total
As of January 1, 2021	$(46)	$46	$—
Credit (charge) to profit or loss (Note 10)	14	(14)	—
As of December 31, 2021	(32)	32	—
Credit (charge) to profit or loss (Note 10)	(19)	19	—
As of December 31, 2022	(51)	51	—
(Charge) credit to profit or loss (Note 10)	40	(40)	—
As of December 31, 2023	$(11)	$11	$—

Summary of Unrecognized Tax Losses Temporary Differences and Unused Credits will be Carried Forward and Expire in Years	As of December 31, 2022 and 2023, the unrecognized tax losses and temporary differences will be carried forward and expire in years as follows:

	As of December 31,
	2022	2023
Unused tax losses
2024	$2,364	$2,319
2025	4,634	4,973
2026	7,025	10,144
2027	15,757	9,176
2028	—	9,571
Indefinite	33,086	61,424
Total unused tax losses	$62,866	$97,607
Tax effected deductible temporary differences
Indefinite	15,506	17,221
	$15,506	$17,221

As of December 31, 2023 the unused credits will be carried forward and expire in years as follows:

Unused tax credits
2038	$62
2039	229
2040	1,320
2041	1,800
2042	2,589
2043	1,462
Total unused tax credits	$7,462